THE PBHG FUNDS, INC.

                       SUPPLEMENT DATED NOVEMBER 20, 2000
                   TO THE PROSPECTUS FOR THE PBHG CLASS SHARES
                               DATED JULY 31, 2000


         This Supplement updates certain information contained in the Prospectus of The PBHG Funds, Inc. (the "Company"), as supplemented on October 16, 2000. You should retain the Prospectus and all Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge by calling 1-800-433-0051.

All Company Portfolios

         The Board of Directors of the Company has called a special meeting of shareholders of each Portfolio of the Company (together, the "Portfolios"), to be held on January 25, 2001, to approve three items. First, shareholders will be asked to approve a new investment advisory agreement with Pilgrim Baxter & Associates, Ltd. and new sub-advisory agreements with the Company's current sub-advisers. As you were previously advised per a prospectus supplement, on September 26, 2000, Old Mutual, plc acquired United Asset Management Corporation, the parent corporation of Pilgrim Baxter & Associates, Ltd., the investment adviser for each Portfolio. As a result of the closing of such transaction, the investment advisory and sub-advisory agreements in effect immediately prior to such closing automatically terminated, and new interim investment advisory and sub-advisory agreements with the Portfolios' existing service providers became effective. The interim agreements will remain in effect pending shareholder approval of new investment advisory and sub-advisory agreements.

         Second, at the special meeting, the Company is proposing to change the Portfolios' fundamental and non-fundamental investment policies. Third, the Company is proposing to redomesticate from a Maryland corporation to a Delaware business trust.

         Only shareholders who owned shares of the Portfolios at the close of business on November 17, 2000, the record date, will be entitled to notice and to vote at the January 25, 2001 special shareholders meeting.

PBHG International Fund

         Effective at the close of business on November 17, 2000 ("Closing Day"), the PBHG International Fund will close to new investors. As of the Closing Day, shareholders who have not established a PBHG International Fund account will no longer be permitted to exchange their shares for shares of the PBHG International Fund. After the Closing Day, only subsequent investments by persons who were shareholders of the PBHG International Fund on Closing Day will be accepted.

         In addition, The Board of Directors of the Company recently approved a proposal to merge the PBHG International Fund into the PBHG Global Technology & Communications Fund. The Board of Directors of the Company has called a special meeting of shareholders of the PBHG International Fund, to be held on January 25, 2001, to approve the merger. Only shareholders who owned shares of the PBHG International Fund at the close of business on November 17, 2000, the record date, will be entitled to notice and to vote at the January 25, 2001 special shareholders meeting.

                              THE PBHG FUNDS, INC.

                       SUPPLEMENT DATED NOVEMBER 20, 2000
                 TO THE PROSPECTUS FOR THE ADVISOR CLASS SHARES
                               DATED JULY 31, 2000


         This Supplement updates certain information contained in the Prospectus of The PBHG Funds, Inc. (the "Company"), as supplemented on September 26, 2000. You should retain the Prospectus and all Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge by calling 1-800-433-0051.

         The Board of Directors of the Company has called a special meeting of shareholders of each Portfolio of the Company (together, the "Portfolios"), to be held on January 25, 2001, to approve three items. First, shareholders will be asked to approve a new investment advisory agreement with Pilgrim Baxter & Associates, Ltd. and new sub-advisory agreements with the Company's current sub-advisers. As you were previously advised per a prospectus supplement, on September 26, 2000, Old Mutual, plc acquired United Asset Management Corporation, the parent corporation of Pilgrim Baxter & Associates, Ltd., the investment adviser for each Portfolio. As a result of the closing of such transaction, the investment advisory and sub-advisory agreements in effect immediately prior to such closing automatically terminated, and new interim investment advisory and sub-advisory agreements with the Portfolios' existing service providers became effective. The interim agreements will remain in effect pending shareholder approval of new investment advisory and sub-advisory agreements.

         Second, at the special meeting, the Company is proposing to change the Portfolios' fundamental and non-fundamental investment policies. Third, the Company is proposing to redomesticate from a Maryland corporation to a Delaware business trust.

         Only shareholders who owned shares of the Portfolios at the close of business on November 17, 2000, the record date, will be entitled to notice and to vote at the January 25, 2001 special shareholders meeting.